Basic and Diluted Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares outstanding, basic	14,591,554	14,558,645
Shares outstanding, diluted	14,591,554	14,558,645
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares outstanding, basic	14,020,543	13,804,788
Shares outstanding, diluted	14,020,543	13,804,788
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares outstanding, basic	571,011	753,857
Shares outstanding, diluted	571,011	753,857